Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 91.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Bombardier, Inc.(a)
10/15/2022	6.000%	209,000	207,980
12/01/2024	7.500%	501,000	504,784
03/15/2025	7.500%	602,000	601,910
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,751,790
06/15/2026	6.375%	1,161,000	1,221,695
03/15/2027	7.500%	908,000	985,690
TransDigm, Inc.(a)
03/15/2026	6.250%	2,471,000	2,653,468
Total			7,927,317
Automotive 0.3%
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	193,226
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	321,000	337,814
05/15/2027	8.500%	532,000	538,726
Total			1,069,766
Banking 0.5%
Ally Financial, Inc.
11/01/2031	8.000%	1,329,000	1,837,231
Brokerage/Asset Managers/Exchanges 0.5%
NFP Corp.(a)
07/15/2025	6.875%	1,360,000	1,351,824
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	220,000	227,543
Total			1,579,367
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,290,000	1,330,160
05/15/2026	5.875%	794,000	834,554
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,938,000	1,900,492
Beacon Roofing Supply, Inc.(a),(b)
11/15/2026	4.500%	514,000	518,272
Core & Main LP(a)
08/15/2025	6.125%	985,000	986,450
James Hardie International Finance DAC(a)
01/15/2025	4.750%	79,000	81,523
01/15/2028	5.000%	420,000	435,929
Total			6,087,380
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 9.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	1,696,000	1,759,603
02/15/2026	5.750%	885,000	934,802
05/01/2026	5.500%	397,000	416,096
05/01/2027	5.875%	621,000	657,266
02/01/2028	5.000%	666,000	689,117
06/01/2029	5.375%	1,240,000	1,319,923
CCO Holdings LLC/Capital Corp.(a),(b)
03/01/2030	4.750%	1,515,000	1,539,216
CSC Holdings LLC(a)
12/15/2021	5.125%	414,000	414,021
12/15/2021	5.125%	299,000	299,049
10/15/2025	6.625%	189,000	202,586
10/15/2025	10.875%	1,866,000	2,114,318
02/01/2028	5.375%	1,186,000	1,251,971
04/01/2028	7.500%	1,283,000	1,447,712
02/01/2029	6.500%	2,315,000	2,568,745
CSC Holdings LLC(a),(c)
01/15/2030	5.750%	1,212,000	1,266,481
DISH DBS Corp.
07/01/2026	7.750%	3,765,000	3,829,306
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	1,033,000	1,041,880
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	326,522
02/15/2025	6.625%	536,000	539,964
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	396,000	410,957
04/15/2025	5.375%	1,086,000	1,127,863
07/01/2029	5.500%	439,000	468,611
Viasat, Inc.(a)
04/15/2027	5.625%	317,000	334,435
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,856,000	1,949,355
05/15/2029	5.500%	825,000	862,646
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,715,171
Ziggo BV(a)
01/15/2027	5.500%	1,724,000	1,804,944
Total			32,292,560
Chemicals 3.5%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	980,000	975,018
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,184,374
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	989,224
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	833,623
CF Industries, Inc.
03/15/2034	5.150%	225,000	235,141
03/15/2044	5.375%	133,000	134,100
Chemours Co. (The)
05/15/2027	5.375%	199,000	171,965
INEOS Group Holdings SA(a)
08/01/2024	5.625%	433,000	446,139
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	2,187,000	2,287,482
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,187,434
12/15/2025	5.750%	975,000	1,006,639
SPCM SA(a)
09/15/2025	4.875%	721,000	736,579
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	2,084,000	2,077,981
Total			12,265,699
Construction Machinery 1.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	993,000	1,023,825
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	813,245
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	379,595
United Rentals North America, Inc.
09/15/2026	5.875%	1,778,000	1,895,997
12/15/2026	6.500%	379,000	413,232
Total			4,525,894
Consumer Cyclical Services 1.6%
APX Group, Inc.
12/01/2020	8.750%	1,001,000	989,164
12/01/2022	7.875%	1,408,000	1,400,395
09/01/2023	7.625%	601,000	535,202
APX Group, Inc.(a)
11/01/2024	8.500%	602,000	608,864
frontdoor, Inc.(a)
08/15/2026	6.750%	363,000	397,182
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	708,000	736,657
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
11/01/2023	7.500%	93,000	93,708
09/15/2027	7.500%	921,000	913,815
Total			5,674,987
Consumer Products 1.3%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	370,000	396,609
01/15/2027	7.750%	680,000	756,987
Mattel, Inc.(a)
12/31/2025	6.750%	687,000	717,910
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,041,000	1,085,443
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	442,000	456,527
Spectrum Brands, Inc.
07/15/2025	5.750%	1,140,000	1,188,684
Total			4,602,160
Diversified Manufacturing 1.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	228,930
02/15/2026	6.375%	259,000	278,921
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,027,000	1,026,457
MTS Systems Corp.(a)
08/15/2027	5.750%	183,000	190,525
Resideo Funding, Inc.(a)
11/01/2026	6.125%	188,000	198,764
SPX FLOW, Inc.(a)
08/15/2024	5.625%	204,000	211,631
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	234,000	249,273
TriMas Corp.(a)
10/15/2025	4.875%	147,000	149,918
Welbilt, Inc.
02/15/2024	9.500%	308,000	331,364
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	441,681
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	230,000	242,101
Total			3,549,565
Electric 4.7%
AES Corp. (The)
03/15/2023	4.500%	558,000	570,936
05/15/2026	6.000%	1,048,000	1,114,018
09/01/2027	5.125%	524,000	556,966

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
02/01/2024	5.500%	685,000	694,010
01/15/2025	5.750%	334,000	341,966
Calpine Corp.(a)
06/01/2026	5.250%	590,000	611,286
Clearway Energy Operating LLC
08/15/2024	5.375%	1,834,000	1,881,130
09/15/2026	5.000%	866,000	891,009
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	597,000	628,107
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	511,666
09/15/2027	4.500%	2,263,000	2,331,800
NRG Energy, Inc.
01/15/2027	6.625%	659,000	714,656
01/15/2028	5.750%	42,000	45,230
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,513,000	1,626,652
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	489,000	503,974
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,330,000	1,389,360
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,168,000	1,230,341
07/31/2027	5.000%	822,000	847,102
Total			16,490,209
Environmental 0.6%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	261,000	273,356
07/15/2029	5.125%	183,000	194,237
GFL Environmental, Inc.(a)
05/01/2022	5.625%	517,000	527,915
03/01/2023	5.375%	242,000	245,057
05/01/2027	8.500%	548,000	607,478
Hulk Finance Corp.(a)
06/01/2026	7.000%	175,000	184,474
Total			2,032,517
Finance Companies 2.5%
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	883,000	894,132
Navient Corp.
03/25/2020	8.000%	153,000	156,057
03/25/2021	5.875%	84,000	86,943
07/26/2021	6.625%	649,000	684,944
01/25/2022	7.250%	618,000	668,026
06/15/2022	6.500%	750,000	802,919
01/25/2023	5.500%	168,000	174,242
09/25/2023	7.250%	16,000	17,402
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,108,425
Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,186,000	2,258,632
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	680,980
03/15/2024	6.125%	1,285,000	1,385,729
Total			8,918,431
Food and Beverage 2.6%
B&G Foods, Inc.
04/01/2025	5.250%	1,320,000	1,351,827
09/15/2027	5.250%	635,000	649,032
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	132,000	138,821
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	583,000	522,684
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	456,043
11/01/2026	4.875%	586,000	616,646
Performance Food Group, Inc.(a)
10/15/2027	5.500%	551,000	579,856
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	484,821
08/15/2026	5.000%	1,562,000	1,620,936
03/01/2027	5.750%	1,716,000	1,820,039
01/15/2028	5.625%	440,000	466,306
12/15/2029	5.500%	510,000	532,382
Total			9,239,393
Gaming 4.1%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,389,035
08/15/2026	6.000%	418,000	442,484
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	602,512
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,179,845
09/15/2026	6.000%	586,000	643,276
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,263,773
01/15/2027	6.250%	429,000	475,355
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,360,413
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	527,543
09/01/2026	4.500%	472,000	500,233
01/15/2028	4.500%	32,000	33,200

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	593,000	666,706
Scientific Games International, Inc.
12/01/2022	10.000%	1,141,000	1,186,133
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,329,598
03/15/2026	8.250%	964,000	1,022,706
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	563,000	596,957
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,008,000	1,057,780
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	305,000	319,603
Total			14,597,152
Health Care 5.4%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	705,000	711,348
02/15/2023	5.625%	415,000	424,757
03/01/2024	6.500%	93,000	97,137
AMN Healthcare, Inc.(a),(b)
10/01/2027	4.625%	157,000	158,284
Avantor, Inc.(a)
10/01/2025	9.000%	1,023,000	1,151,563
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,171,000	1,189,795
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	384,135
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	903,000	897,628
Encompass Health Corp.
02/01/2028	4.500%	301,000	304,282
02/01/2030	4.750%	301,000	304,095
HCA, Inc.
02/01/2025	5.375%	2,459,000	2,684,471
09/01/2028	5.625%	530,000	591,290
02/01/2029	5.875%	527,000	592,800
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	240,840
PAREXEL International Corp.(a)
09/01/2025	6.375%	216,000	199,878
Select Medical Corp.(a)
08/15/2026	6.250%	447,000	469,168
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	1,249,000	1,278,290
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	349,000	354,088
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	693,000	723,335
Tenet Healthcare Corp.
05/01/2025	5.125%	611,000	620,238
08/01/2025	7.000%	913,000	932,819
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	1,195,000	1,227,883
02/01/2027	6.250%	1,162,000	1,209,329
11/01/2027	5.125%	2,049,000	2,115,902
Total			18,863,355
Healthcare Insurance 1.5%
Centene Corp.(a)
06/01/2026	5.375%	1,499,000	1,568,681
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	686,000	632,966
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,973,000	2,060,483
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	942,000	1,006,409
Total			5,268,539
Home Construction 1.3%
Lennar Corp.
11/15/2024	5.875%	114,000	126,418
06/01/2026	5.250%	1,071,000	1,159,947
Meritage Homes Corp.
04/01/2022	7.000%	928,000	1,022,040
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	522,000	567,339
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	548,696
03/01/2024	5.625%	848,000	902,308
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	366,206
Total			4,692,954
Independent Energy 5.4%
Callon Petroleum Co.
10/01/2024	6.125%	378,000	372,801
07/01/2026	6.375%	2,003,000	1,958,972
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,262,000	1,193,921
Centennial Resource Production LLC(a)
01/15/2026	5.375%	621,000	596,241
04/01/2027	6.875%	707,000	705,606
Chesapeake Energy Corp.
10/01/2026	7.500%	1,137,000	780,014

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,279,000	2,296,457
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	385,000	347,480
Jagged Peak Energy LLC
05/01/2026	5.875%	1,011,000	1,013,198
Matador Resources Co.
09/15/2026	5.875%	1,441,000	1,445,822
MEG Energy Corp.(a)
01/15/2025	6.500%	260,000	268,376
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	793,000	804,936
08/15/2025	5.250%	1,338,000	1,357,444
10/15/2027	5.625%	1,319,000	1,363,792
QEP Resources, Inc.
03/01/2026	5.625%	471,000	406,514
SM Energy Co.
06/01/2025	5.625%	329,000	282,444
09/15/2026	6.750%	1,106,000	969,597
01/15/2027	6.625%	420,000	362,210
WPX Energy, Inc.
09/15/2024	5.250%	1,336,000	1,361,194
06/01/2026	5.750%	634,000	650,757
10/15/2027	5.250%	513,000	517,565
Total			19,055,341
Leisure 0.5%
Cedar Fair LP(a)
07/15/2029	5.250%	373,000	399,767
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	684,681
Viking Cruises Ltd.(a)
09/15/2027	5.875%	754,000	797,996
Total			1,882,444
Lodging 0.1%
Marriott Ownership Resorts, Inc.(a),(b)
01/15/2028	4.750%	191,000	192,989
Media and Entertainment 4.0%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	1,697,000	1,865,605
08/15/2027	5.125%	1,039,000	1,085,074
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	725,000	752,318
08/15/2027	6.625%	529,000	548,707
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	524,280
05/01/2027	8.375%	1,950,672	2,109,131
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	272,388
Match Group, Inc.
06/01/2024	6.375%	863,000	907,404
Netflix, Inc.
04/15/2028	4.875%	1,956,000	1,988,251
11/15/2028	5.875%	477,000	518,768
Netflix, Inc.(a)
05/15/2029	6.375%	124,000	137,330
11/15/2029	5.375%	1,069,000	1,115,719
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	875,000	901,988
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	250,591
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	298,000	302,928
TEGNA, Inc.(a)
09/15/2029	5.000%	763,000	772,651
Total			14,053,133
Metals and Mining 3.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	561,000	590,816
09/30/2026	7.000%	366,000	396,833
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	464,000	491,490
Constellium NV(a)
03/01/2025	6.625%	830,000	865,436
02/15/2026	5.875%	2,038,000	2,127,745
Freeport-McMoRan, Inc.
09/01/2029	5.250%	519,000	518,066
03/15/2043	5.450%	2,190,000	1,975,365
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	478,000	494,763
01/15/2025	7.625%	1,760,000	1,787,727
Novelis Corp.(a)
08/15/2024	6.250%	457,000	479,293
09/30/2026	5.875%	2,013,000	2,112,563
Total			11,840,097
Midstream 5.0%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	503,000	420,321
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	758,549
06/30/2027	5.125%	323,000	353,511
Cheniere Energy Partners LP
10/01/2026	5.625%	1,076,000	1,142,496

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	1,253,000	1,284,330
DCP Midstream Operating LP
05/15/2029	5.125%	655,000	666,011
04/01/2044	5.600%	2,711,000	2,554,144
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	880,656
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,096,369
NuStar Logistics LP
06/01/2026	6.000%	397,000	429,283
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	930,000	933,144
Sunoco LP/Finance Corp.
01/15/2023	4.875%	401,000	411,954
02/15/2026	5.500%	1,052,000	1,098,927
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	499,000	488,891
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,050,000	1,086,078
01/15/2028	5.000%	2,956,000	2,992,025
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,057,042
Total			17,653,731
Oil Field Services 1.2%
Apergy Corp.
05/01/2026	6.375%	1,172,000	1,168,820
Calfrac Holdings LP(a)
06/15/2026	8.500%	527,000	235,528
Nabors Industries, Inc.
02/01/2025	5.750%	1,349,000	1,019,874
SESI LLC
09/15/2024	7.750%	318,000	179,611
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	507,300	514,371
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	998,000	996,753
Total			4,114,957
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,136,000	1,178,433
Other REIT 1.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	566,000	585,816
03/15/2027	5.375%	1,700,000	1,815,076
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,345,185
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	449,000	460,017
Total			4,206,094
Packaging 3.9%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	673,066
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	2,177,000	2,275,442
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	641,000	646,013
08/15/2027	5.250%	764,000	774,993
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	249,000	257,801
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,973,071
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,068,572
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	527,222
Novolex(a)
01/15/2025	6.875%	387,000	354,133
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,077,666
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,734,703	1,739,213
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,577,382
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	539,000	564,972
08/15/2027	8.500%	326,000	353,127
Total			13,862,673
Pharmaceuticals 3.0%
Bausch Health Companies, Inc.(a)
03/01/2023	5.500%	321,000	324,682
04/15/2025	6.125%	1,788,000	1,855,261
11/01/2025	5.500%	730,000	764,042
12/15/2025	9.000%	196,000	220,023
04/01/2026	9.250%	1,300,000	1,476,357
01/31/2027	8.500%	1,094,000	1,228,390
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	670,404
07/15/2027	5.000%	178,000	184,642
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	680,000	685,950

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	220,000	230,137
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,157,692
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	676,000	619,713
Total			10,417,293
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	234,000	252,094
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	504,000	515,121
HUB International Ltd.(a)
05/01/2026	7.000%	992,000	1,018,325
USI, Inc.(a)
05/01/2025	6.875%	90,000	91,419
Total			1,876,959
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	378,000	380,345
IRB Holding Corp.(a)
02/15/2026	6.750%	973,000	980,224
Yum! Brands, Inc.(a)
01/15/2030	4.750%	387,000	399,412
Total			1,759,981
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	309,000	307,566
11/01/2035	6.875%	431,000	373,977
PetSmart, Inc.(a)
03/15/2023	7.125%	741,000	695,626
06/01/2025	5.875%	762,000	761,794
Total			2,138,963
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	420,000	470,902
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	358,000	369,366
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	473,000	501,372
Total			1,341,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 6.8%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	667,457
08/01/2025	6.875%	604,000	629,397
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,423,000	1,429,543
Camelot Finance SA(a)
10/15/2024	7.875%	1,579,000	1,641,363
CDK Global, Inc.
06/01/2027	4.875%	1,205,000	1,256,793
CommScope Finance LLC(a)
03/01/2026	6.000%	605,000	626,270
CommScope Technologies LLC(a)
06/15/2025	6.000%	902,000	817,636
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	246,000	252,458
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,664,066
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	779,000	843,204
Informatica LLC(a)
07/15/2023	7.125%	955,000	972,519
Iron Mountain, Inc.
08/15/2024	5.750%	1,956,000	1,976,953
Iron Mountain, Inc.(a)
09/15/2029	4.875%	887,000	900,648
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,453,928
NCR Corp.
07/15/2022	5.000%	607,000	613,631
12/15/2023	6.375%	1,269,000	1,303,701
NCR Corp.(a)
09/01/2027	5.750%	507,000	525,354
09/01/2029	6.125%	636,000	671,012
Qorvo, Inc.(a)
10/15/2029	4.375%	477,000	480,251
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,642,505
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	1,265,000	1,397,019
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	241,000	240,881
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	1,113,000	1,146,838

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Escrow Corp.(a)
08/15/2026	9.750%	880,000	937,965
Total			24,091,392
Transportation Services 1.5%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	96,000	97,948
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,525,000	1,571,747
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,634,000	1,700,912
10/15/2024	5.500%	687,000	687,098
08/01/2026	7.125%	577,000	601,804
XPO Logistics, Inc.(a)
06/15/2022	6.500%	517,000	526,945
Total			5,186,454
Wireless 5.0%
Altice France SA(a)
05/01/2026	7.375%	2,433,000	2,610,390
02/01/2027	8.125%	775,000	856,284
01/15/2028	5.500%	975,000	987,060
Altice Luxembourg SA(a)
05/15/2022	7.750%	200,000	204,214
05/15/2027	10.500%	954,000	1,076,149
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,561,118
Sprint Capital Corp.
11/15/2028	6.875%	1,485,000	1,618,723
Sprint Corp.
02/15/2025	7.625%	573,000	630,154
03/01/2026	7.625%	1,598,000	1,766,818
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,053,000	3,286,802
02/01/2026	4.500%	746,000	768,738
02/01/2028	4.750%	1,149,000	1,203,974
Total			17,570,424
Wirelines 2.2%
CenturyLink, Inc.
03/15/2022	5.800%	1,724,000	1,815,279
04/01/2024	7.500%	1,020,000	1,139,453
04/01/2025	5.625%	1,358,000	1,409,195
Frontier Communications Corp.
01/15/2025	6.875%	859,000	378,130
09/15/2025	11.000%	94,000	43,004
Frontier Communications Corp.(a)
04/01/2026	8.500%	375,000	375,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	336,000	356,982
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,758,147
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	529,000	541,826
Total			7,817,348
Total Corporate Bonds & Notes (Cost $312,331,245)			321,754,822

Foreign Government Obligations(d) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	542,000	564,948
Total Foreign Government Obligations (Cost $561,792)			564,948

Senior Loans 3.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Nouryon Finance BV/AkzoNobel(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.292%	728,340	712,316
Construction Machinery 0.1%
Vertiv Group Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	0.000%	221,000	209,950
Finance Companies 0.2%
Ellie Mae, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.044%	788,000	788,331
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.792%	710,644	711,831
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.792%	752,935	743,523
Total			1,455,354

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Avantor Funding, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.044%	149,278	150,352
Metals and Mining 0.5%
Big River Steel LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	1,642,996	1,626,566
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.550%	1,057,631	1,052,195
Technology 1.4%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.104%	387,100	386,368
Ascend Learning LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.044%	522,439	519,989
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.054%	1,110,000	1,116,538
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.294%	710,018	705,283
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd./Almonde/Tahoe/Finastra USA(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	530,182	515,347
Project Alpha Intermediate Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	196,592	193,644
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	589,561	588,824
Tempo Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.044%	514,579	516,081
Ultimate Software Group, Inc. (The)(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.794%	438,000	440,190
Total			4,982,264
Total Senior Loans (Cost $10,988,598)			10,977,328

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(g),(h)	19,620,667	19,618,705
Total Money Market Funds (Cost $19,618,705)		19,618,705
Total Investments in Securities (Cost: $343,500,340)		352,915,803
Other Assets & Liabilities, Net		(989,842)
Net Assets		351,925,961

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $199,333,051, which represents 56.64% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents a security purchased on a forward commitment basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(f)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	4,489,982	90,397,479	(75,266,794)	19,620,667	123	—	240,968	19,618,705
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019